Revenues and Cost of Services	12 Months Ended
Dec. 31, 2023
Disclosure of Revenues and Cost of Services [Line Items]
Revenues and Cost of Services
6.
Revenues and Cost of Services
(a)
Revenue and Gross profit description

dLocal derives revenue by processing payments for international merchants who operate in selected emerging markets.

The breakdown of revenue from contracts with customers per type of service is as follows:

	2023	2022	2021
Transaction revenues (i)	637,053	415,444	241,814
Other revenues (ii)	13,298	3,481	2,306
Revenues from payment processing (iii)	650,351	418,925	244,120
Cost of services	(373,492)	(216,758)	(113,677)
Gross profit	276,859	202,167	130,443

(i)
Transaction revenues are comprised of processing fees, foreign exchange fee, installment fee, chargebacks, refunds fee, and other transactional fees. These fees are recognized as revenue at a point in time when a payment transaction, or its reversal in the case of chargeback and refunds, has been processed.
(ii)
Other revenues are mainly comprised of minor fees, such as initial setup fees, maintenance fees, minimum monthly fees, and small transfer fees.
(iii)
During the year ended December 31, 2022 revenues included an amortization charge of USD 567 and USD 200 during the year ended December 31, 2021, related to prepaid assets. There is no amortization charge for the year ended December 31, 2023.

(b)
Revenue recognized at a point in time and over time

Transaction revenues are recognized at a point in time when the payment transaction, or in the case of chargeback and refunds, its reversal, has been processed. Other revenues are recognized as revenue at a point in time when the respective performance obligation is satisfied. The Group did not recognize revenues over time during the year ended December 31, 2023, 2022 and 2021.

(c)
Cost of services

Cost of services are comprised of the following:

	2023	2022	2021
Processing costs (i)	356,295	206,223	107,276
Hosting expenses (ii)	6,235	4,331	3,351
Salaries and wages (iii)	2,252	1,411	706
Amortization of intangible assets (iv)	8,710	4,793	2,344
Total	373,492	216,758	113,677

(i)
Includes fees financial institutions (e.g., banks, local acquirers or payment methods) charge the Group, typically as percentage of the transaction value, but in certain cases, as a fixed fee in the case of pay-outs in relation to payment processing, cash advances, and installment payments. Such fees vary by financial institution and typically depend on the settlement period contracted with such institution, the payment method used and the type of product (e.g., pay-in or a pay-out). These fees also include conversion and expatriation or repatriation costs charged by banks and brokers. During the year ended December 31, 2023 such fees include USD 223 as a result of a net gain on the effective portion of the hedge of USD 17,433 , which offset foreign exchange losses from the hedged items of USD 17,656 in relation to processed volume between the processing date and date of expatriation or repatriation of the applicable funds (foreign exchange losses of USD 273 and USD 2,100 in 2022 and 2021, respectively).
(ii)
Expenses related to hosting services for the Group’ s payment platform.
(iii)
Consist of salaries and wages of the operations department directly involved in the day-to-day operations. For further detail refer to Note 9: Employee Benefits.
(iv)
Represents the amortization of capitalized internally generated software (i.e., d.Local’ s payment platform). For further detail refer to Note 20: Intangible Assets.